CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2025
CONVERTIBLE NOTES
Schedule Of Convertible Notes
	December 31,	December 31,
Lender	2025	2024
Lifschultz Enterprise Company LLC	$220,139	$214,375
Totals	220,139	214,375
Current portion	-	-
Non-current portion	$220,139	$214,375